Fair Value Measurements (Details) - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis - Successor [Member] - $ / shares		2 Months Ended
	Feb. 14, 2024	Mar. 31, 2024
Fair Value Measurements (Details) - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Starting share price	$ 4.9	$ 3.07
Tranche 1 trigger price	3.2	3.91
Tranche 2 trigger price	$ 3.85	$ 4.7
Contractual term	4 years	3 years 10 months 24 days
Volatility	90.00%	90.00%
Risk-free interest rate	4.20%	4.21%